Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Services Portfolio
November 30, 2021
MED-NPRT3-0122
1.810676.117
Common Stocks - 98.1%
	Shares	Value ($)
Health Care Providers & Services - 97.5%
Health Care Distributors & Services - 5.7%
AmerisourceBergen Corp.	475,800	55,073,850
McKesson Corp.	43,200	9,364,032
		64,437,882
Health Care Facilities - 14.4%
Brookdale Senior Living, Inc. (a)	1,626,000	9,528,360
Cano Health, Inc. (a)(b)	1,197,800	11,187,452
Encompass Health Corp.	312,800	18,023,536
HCA Holdings, Inc.	249,600	56,307,264
Rede D'Oregon Sao Luiz SA (c)	470,900	4,202,363
Surgery Partners, Inc. (a)	643,700	28,554,532
Tenet Healthcare Corp. (a)	313,700	22,859,319
U.S. Physical Therapy, Inc.	159,600	13,722,408
		164,385,234
Health Care Services - 27.3%
agilon health, Inc.	479,200	10,542,400
Amedisys, Inc. (a)	8,000	1,117,200
Andlauer Healthcare Group, Inc.	184,939	6,982,354
CareMax, Inc. (d)	379,900	2,545,330
CareMax, Inc. Class A (a)(b)	1,186,500	7,949,550
Chemed Corp.	67,500	31,420,575
Cigna Corp.	520,133	99,813,523
CVS Health Corp.	573,870	51,108,862
DaVita HealthCare Partners, Inc. (a)	175,200	16,556,400
Guardant Health, Inc. (a)	112,100	11,783,952
LHC Group, Inc. (a)	125,196	14,362,485
LifeStance Health Group, Inc. (b)	860,553	6,832,791
Oak Street Health, Inc. (a)(b)	399,627	12,368,456
Option Care Health, Inc. (a)	1,054,432	26,687,674
Quest Diagnostics, Inc.	77,000	11,448,360
		311,519,912
Managed Health Care - 50.1%
Alignment Healthcare, Inc. (b)	738,796	11,975,883
Anthem, Inc.	138,302	56,182,421
Centene Corp. (a)	876,784	62,611,145
Humana, Inc.	234,800	98,547,908
Molina Healthcare, Inc. (a)	193,000	55,039,740
UnitedHealth Group, Inc.	647,050	287,432,551
		571,789,648
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,112,132,676
Health Care Technology - 0.6%
Health Care Technology - 0.6%
Phreesia, Inc. (a)	121,535	7,010,139
TOTAL COMMON STOCKS (Cost $565,008,037)		1,119,142,815

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Aledade, Inc. Series B1 (d)(e)	52,232	2,000,000

Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (d)(e)(f)	34,800	998,872

TOTAL PREFERRED STOCKS (Cost $2,998,872)		2,998,872

Money Market Funds - 5.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	35,538,037	35,545,144
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	30,168,237	30,171,254
TOTAL MONEY MARKET FUNDS (Cost $65,716,398)		65,716,398

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $633,723,307)	1,187,858,085
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(46,745,823)
NET ASSETS - 100.0%	1,141,112,262

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,202,363 or 0.4% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,544,202 or 0.5% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,000,000
CareMax, Inc.	12/18/20	3,799,000
Thriveworks TopCo LLC Series B	7/23/21	998,872

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,538,347	197,470,265	164,463,468	3,871	-	-	35,545,144	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	45,664,629	255,611,655	271,105,030	88,494	-	-	30,171,254	0.1%
Total	48,202,976	453,081,920	435,568,498	92,365	-	-	65,716,398

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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